DEBT FACILITIES	12 Months Ended
Mar. 31, 2021
Debt and Financing Obligations [Abstract]
DEBT FACILITIES	DEBT FACILITIES
Long-term debt, net of transaction costs is as follows:

			Repayment		2021		2020
Notional amount			period	Current	Non-current	Current	Non-current
Unsecured senior notes
U.S. dollar, fixed rate - 3.60% to 4.90%	US$	975.0	2021-2034	$17.2	$1,202.3	$—	$1,370.4
Canadian dollar, fixed rate - 4.15%		$30.0	2021-2027	2.9	27.1	—	30.0
Term loans
U.S. dollar, variable rate	US$	176.4	2022-2025	71.2	149.3	79.7	177.1
Canadian dollar, variable rate		$40.9	2021-2028	5.6	35.1	5.6	40.7
Other			2021-2026	15.3	54.7	8.2	7.9
Lease liabilities
U.S. dollar			2021-2041	60.8	110.7	91.7	214.4
Other			2021-2043	27.0	148.7	21.0	160.7
R&D obligations
Canadian dollar			2021-2039	16.3	407.3	—	391.5
Revolving credit facilities
U.S. dollar, variable rate				—	—	—	423.3
Canadian dollar, variable rate				—	—	—	290.0
Total long-term debt				$216.3	$2,135.2	$206.2	$3,106.0

Term loans
In March 2021, the Company repaid a term loan amounting to US$50.0 million and replaced it with a term loan amounting to US$50.0 million maturing in March 2022, bearing interest at a variable rate.

In March 2021, the Company entered into a term loan amounting to €31.7 million to refinance assets previously financed under lease and acquired as part of the FSC acquisition. The term loan matures in 2026, bearing interest at a variable rate.

R&D obligations
Represents obligations with the Government of Canada and the Government of Quebec relative to R&D programs whereby the government entities provide funding through loans for a portion of eligible spending related to specified R&D projects, up to a predetermined maximum funding amount. As at March 31, 2021, the remaining undrawn amount available under these programs was $38.5 million (2020 - $86.3 million). During the year ended March 31, 2021, the Company obtained payment deferrals on certain R&D obligations as part of the government’s economic response to the COVID-19 pandemic, which resulted in a remeasurement gain included in Other (gains) and losses (Note 7).

Revolving credit facilities
On April 9, 2020, the Company concluded a new two-year $500.0 million unsecured revolving credit facility. The facility bears interest at variable rates, plus a margin that is determined based on the usage of the facility and the Company’s credit rating. The new facility provides access to additional liquidity and is added to the current US$850.0 million unsecured revolving credit facility.
Information on the change in liabilities for which cash flows have been classified as financing activities in the statement of cash flows are as follows:

	Unsecured				Revolving
	senior	Term	Lease	R&D	credit
	notes	loans	liabilities	obligations	facilities	Total
Net book value as at April 1, 2019	$1,368.2	$352.3	$525.1	$348.5	$—	$2,594.1
Changes from financing cash flows
Net proceeds from borrowing under
revolving credit facilities	—	—	—	—	708.2	708.2
Proceeds from long-term debt	131.7	5.5	—	30.4	—	167.6
Repayment of long-term debt	(175.4)	(53.4)	—	(4.2)	—	(233.0)
Repayment of lease liabilities	—	—	(79.8)	—	—	(79.8)
Total changes from financing cash flows	$(43.7)	$(47.9)	$(79.8)	$26.2	$708.2	$563.0
Non-cash changes
Business combinations (Note 4)	—	—	1.6	—	—	1.6
Foreign currency exchange differences	75.2	14.7	13.8	—	5.1	108.8
Additions and remeasurement of lease liabilities	—	—	27.3	—	—	27.3
Accretion	—	—	—	16.8	—	16.8
Other	0.7	0.1	(0.2)	—	—	0.6
Total non-cash changes	$75.9	$14.8	$42.5	$16.8	$5.1	$155.1
Net book value as at March 31, 2020	$1,400.4	$319.2	$487.8	$391.5	$713.3	$3,312.2
Changes from financing cash flows
Net repayment from borrowing under
revolving credit facilities	—	—	—	—	(705.6)	(705.6)
Proceeds from long-term debt	—	127.2	—	23.9	—	151.1
Repayment of long-term debt	—	(86.1)	—	—	—	(86.1)
Repayment of lease liabilities	—	—	(200.8)	—	—	(200.8)
Total changes from financing cash flows	$—	$41.1	$(200.8)	$23.9	(705.6)	$(841.4)
Non-cash changes
Business combinations (Note 4)	—	0.8	72.2	—	—	73.0
Foreign currency exchange differences	(151.4)	(30.2)	(31.5)	—	(7.7)	(220.8)
Additions and remeasurement of lease liabilities	—	—	26.9	—	—	26.9
Accretion	—	—	—	20.7	—	20.7
Other	0.5	0.3	(7.4)	(12.5)	—	(19.1)
Total non-cash changes	$(150.9)	$(29.1)	$60.2	$8.2	$(7.7)	$(119.3)
Net book value as at March 31, 2021	$1,249.5	$331.2	$347.2	$423.6	$—	$2,351.5
As at March 31, 2021, the Company is in compliance with all of its covenants.